S-K 1602(a)(3) Forepart, Sponsor Compensation	Jul. 31, 2026 USD ($) shares
Class B Ordinary Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	7,666,667
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 25,000
Private Placement Warrants [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	4,000,000
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 4,000,000
Loans [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 300,000
GX Acquisition Corp [Member] | Class B Ordinary Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	1,000,000
GX Acquisition Corp [Member] | Private Placement Warrants [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	6,000,000
GX Acquisition Corp [Member] | Underwriters’ Over-allotment Option Exercised [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	6,600,000
GX Acquisition Corp [Member] | Loans [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 1,500,000